Contingent Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Contingent Assets And Liabilities [Line Items]
Contingent assets outstanding	$ 0	$ 0
CALHNI | Top of range
Disclosure Of Contingent Assets And Liabilities [Line Items]
Aggregated milestone payments	$ 2,200,000